UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

CLASSIC VALUES FUND

FORM N-Q

AUGUST 31, 2007

LEGG MASON PARTNERS CLASSIC VALUES FUND

Schedule of Investments (unaudited)	August 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 95.5%
CONSUMER DISCRETIONARY - 32.6%
Automobiles - 1.2%
38,300	Harley-Davidson Inc.	$2,060,157

Hotels, Restaurants & Leisure - 12.6%
69,300	Boyd Gaming Corp.	2,830,905
123,500	Burger King Holdings Inc.	2,928,185
96,900	Cheesecake Factory Inc. *	2,415,717
757,200	Denny’s Corp. *	2,922,792
98,500	Live Nation Inc. *	2,038,950
48,650	McDonald’s Corp.	2,396,012
25,900	MGM MIRAGE Inc. *	2,174,823
37,529	Scientific Games Corp., Class A Shares *	1,309,387
60,450	WMS Industries Inc. *	1,779,648

	Total Hotels, Restaurants & Leisure	20,796,419

Media - 1.3%
62,900	Walt Disney Co.	2,113,440

Multiline Retail - 3.3%
85,900	Macy’s Inc.	2,724,748
19,400	Sears Holdings Corp. *	2,785,064

	Total Multiline Retail	5,509,812

Specialty Retail - 9.9%
145,600	Foot Locker Inc.	2,432,976
172,700	Gap Inc.	3,239,852
72,600	Home Depot Inc.	2,781,306
69,500	Lowe’s Cos. Inc.	2,158,670
132,800	Office Depot Inc. *	3,246,960
39,300	RadioShack Corp.	934,161
49,700	TJX Cos. Inc.	1,515,353

	Total Specialty Retail	16,309,278

Textiles, Apparel & Luxury Goods - 4.3%
134,300	Carter’s Inc. *	2,651,082
110,400	Jones Apparel Group Inc.	2,118,576
180,700	Quiksilver Inc. *	2,419,573

	Total Textiles, Apparel & Luxury Goods	7,189,231

	TOTAL CONSUMER DISCRETIONARY	53,978,337

CONSUMER STAPLES - 1.5%
Beverages - 0.5%
9,000	Molson Coors Brewing Co., Class B Shares	805,140

Food & Staples Retailing - 1.0%
37,200	Wal-Mart Stores Inc.	1,623,036

	TOTAL CONSUMER STAPLES	2,428,176

ENERGY - 6.5%
Energy Equipment & Services - 3.9%
84,700	Halliburton Co.	2,929,773
79,000	Helix Energy Solutions Group Inc. *	3,035,970
80,600	Newpark Resources Inc. *	451,360

	Total Energy Equipment & Services	6,417,103

Oil, Gas & Consumable Fuels - 2.6%
15,400	ConocoPhillips	1,261,106
100,600	Williams Cos. Inc.	3,118,600

	Total Oil, Gas & Consumable Fuels	4,379,706

	TOTAL ENERGY	10,796,809

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

SHARES	SECURITY	VALUE
FINANCIALS - 18.3%
Capital Markets - 5.0%
102,600	Charles Schwab Corp.	$2,031,480
20,700	Merrill Lynch & Co. Inc.	1,525,590
41,400	Morgan Stanley	2,582,118
83,500	Waddell & Reed Financial Inc., Class A Shares	2,074,140

	Total Capital Markets	8,213,328

Consumer Finance - 3.8%
66,100	American Express Co.	3,874,782
38,000	Capital One Financial Corp.	2,457,080

	Total Consumer Finance	6,331,862

Diversified Financial Services - 1.0%
34,000	Bank of America Corp.	1,723,120

Insurance - 8.5%
67,000	American International Group Inc.	4,422,000
102,700	Genworth Financial Inc., Class A Shares	2,976,246
68,500	Marsh & McLennan Cos. Inc.	1,825,525
100,900	W.R. Berkley Corp.	3,015,901
23,500	XL Capital Ltd., Class A Shares	1,790,700

	Total Insurance	14,030,372

	TOTAL FINANCIALS	30,298,682

HEALTH CARE - 7.5%
Health Care Equipment & Supplies - 4.1%
20,700	Baxter International Inc.	1,133,532
225,900	Boston Scientific Corp. *	2,898,297
68,625	Covidien Ltd. *	2,733,334

	Total Health Care Equipment & Supplies	6,765,163

Health Care Providers & Services - 2.0%
32,800	DaVita Inc. *	1,886,656
28,400	Quest Diagnostics Inc.	1,554,900

	Total Health Care Providers & Services	3,441,556

Pharmaceuticals - 1.4%
37,100	Johnson & Johnson	2,292,409

	TOTAL HEALTH CARE	12,499,128

INDUSTRIALS - 11.2%
Commercial Services & Supplies - 4.4%
18,900	Avery Dennison Corp.	1,130,031
46,300	Intermec Inc. *	1,136,665
41,000	Pitney Bowes Inc.	1,831,470
114,200	Quanta Services Inc. *	3,228,434

	Total Commercial Services & Supplies	7,326,600

Industrial Conglomerates - 3.2%
19,600	3M Co.	1,783,404
9,700	Teleflex Inc.	754,369
61,225	Tyco International Ltd.	2,703,696

	Total Industrial Conglomerates	5,241,469

Machinery - 3.6%
63,300	Blount International Inc. *	867,210
28,600	Illinois Tool Works Inc.	1,663,662
37,600	Pentair Inc.	1,396,088
57,200	Watts Water Technologies Inc., Class A Shares	2,026,024

	Total Machinery	5,952,984

	TOTAL INDUSTRIALS	18,521,053

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 2.2%
75,100	Cisco Systems Inc. *	$2,397,192
75,900	Motorola Inc.	1,286,505

	Total Communications Equipment	3,683,697

Computers & Peripherals - 6.6%
16,700	Apple Inc. *	2,312,616
71,800	Dell Inc. *	2,028,350
54,300	EMC Corp. *	1,067,538
57,600	Hewlett-Packard Co.	2,842,560
22,100	International Business Machines Corp.	2,578,849

	Total Computers & Peripherals	10,829,913

Electronic Equipment & Instruments - 1.3%
61,225	Tyco Electronics Ltd.	2,134,916

Internet Software & Services - 1.4%
50,700	Digital River Inc. *	2,350,452

IT Services - 1.0%
49,900	Hewitt Associates Inc., Class A Shares *	1,678,137

Office Electronics - 0.7%
67,700	Xerox Corp. *	1,159,701

Semiconductors & Semiconductor Equipment - 1.7%
306,600	Atmel Corp. *	1,624,980
47,800	Intel Corp.	1,230,850

	Total Semiconductors & Semiconductor Equipment	2,855,830

Software - 1.3%
74,300	Microsoft Corp.	2,134,639

	TOTAL INFORMATION TECHNOLOGY	26,827,285

MATERIALS - 1.7%
Metals & Mining - 0.3%
6,800	Cleveland-Cliffs Inc.	518,636

Paper & Forest Products - 1.4%
67,900	Neenah Paper Inc.	2,355,451

	Total Materials	2,874,087

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $147,158,579)	158,223,557

FACE AMOUNT
SHORT-TERM INVESTMENT - 5.3%
Repurchase Agreement - 5.3%
$8,805,000	State Street Bank & Trust Co., dated 8/31/07, 4.640% due 9/4/07; Proceeds at maturity - $8,809,539; (Fully collateralized by U.S. Treasury Bond 8.125% due 8/15/19; Market value - $8,987,000) (Cost - $8,805,000)	8,805,000

	TOTAL INVESTMENTS - 100.8% (Cost - $155,963,579#)	167,028,557
	Liabilities in Excess of Other Assets - (0.8)%	(1,360,692)

	TOTAL NET ASSETS - 100.0%	$165,667,865

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Classic Values Fund (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Investment Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Prior to close of business April 16, 2007, the Fund was a separate diversified series of Legg Mason Partners Investment Trust, a Massachusetts business trust, registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,232,001
Gross unrealized depreciation	(6,167,023)

Net unrealized appreciation	$11,064,978

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: October 29, 2007